LITMAN GREGORY FUNDS TRUST

Supplement dated September 11, 2020 to the

Prospectus and Statement of Additional Information ("SAI")

of the Litman Gregory Funds Trust dated April 29, 2020, as supplemented

Notice to Existing and Prospective Shareholders of the PartnerSelect Equity Fund (formerly, Litman Gregory Masters Equity Fund):

Effective with the completion of the transition of assets to the remaining sub-advisors, but no later than October 15, 2020, Wells Capital Management, Inc. will be removed as a sub-advisor and Richard T. Weiss will be removed as a portfolio manager to the PartnerSelect Equity Fund. Accordingly, all references to Wells Capital Management, Inc. in connection with the PartnerSelect Equity Fund, and all references to Richard T. Weiss, will be hereby deleted as of the termination date from the Prospectus and SAI dated April 29, 2020, as supplemented.

The following information replaces the table in the section entitled "Summary Section-Management" on page 6 of the Prospectus dated April 29, 2020, as supplemented:

Management

		Managed the
Investment Advisor	Portfolio Manager	Equity Fund Since:
Litman Gregory Fund Advisors, LLC	Jeremy DeGroot, CFA, President of the Trust,
	Principal, Chief Investment Officer and Co-
	Portfolio Manager	2005
	Jack Chee, Principal, Senior Research Analyst
	and Co-Portfolio Manager	2014
	Rajat Jain, CFA, Principal, Senior Research
	Analyst and Co-Portfolio Manager	2014
		Managed the
Sub-Advisor	Portfolio Manager	Equity Fund Since:
Davis Selected Advisers, L.P.	Christopher C. Davis, Chairman	1999
	Danton Goei, Portfolio Manager	2016
Fiduciary Management, Inc.	Patrick J. English, CFA, Chairman, Chief
	Executive Officer, Chief Investment Officer	2013
	Jonathan T. Bloom, CFA, Director of Research	2017
Harris Associates L.P.	Clyde S. McGregor, CFA, Vice President and
	Portfolio Manager	2008
	William C. Nygren, CFA, Vice President, Chief
	Investment Officer – U.S. Equity, Portfolio
	Manager and Investment Analyst	2013
Nuance Investments, LLC	Scott Moore, CFA, President, Co-Chief
	Investment Officer and Portfolio Manager	2014
	Chad Baumler, CFA, Vice President, Co-Chief
	Investment Officer and Portfolio Manager	2020
Sands Capital Management, LLC	A. Michael Sramek, CFA, Senior Portfolio
	Manager, Research Analyst, Managing Director	2008

The following information replaces the first and third paragraphs and the table in the section entitled

"PartnerSelect Equity Fund - Sub-Advisors" beginning on page 55 of the Prospectus dated April 29, 2020, as supplemented:

(Changes are in boldface and underlined)

The Equity Fund's five sub-advisors (six portfolio segments) emphasize different stock-picking styles and invest in stocks spanning a range of market capitalizations. Litman Gregory believes that during any given year certain stock- picking styles will generate higher returns than comparable market indexes, while others will lag. By including a variety of stock-picking styles in this single mutual fund, Litman Gregory believes that the variability and volatility of returns can be lessened.

The following table provides a description of the Equity Fund's five sub-advisors (six portfolio segments) and their target levels of assets. Asset levels will fluctuate and it is at the discretion of Litman Gregory to re-balance the asset allocations. A detailed discussion of the management structure of the Equity Fund follows the table.

		MARKET CAPITALIZATION
PORTFOLIO	TARGET ASSET	OF COMPANIES IN	STOCK-PICKING
MANAGER(S)/SUB- ADVISOR	ALLOCATION	PORTFOLIO	STYLE
Christopher C. Davis	15%	Mostly large companies	Blend
Danton Goei
Davis Selected Advisers, L.P.
Patrick J. English, CFA	15%	All sizes	Blend
Jonathan T. Bloom, CFA
Fiduciary Management, Inc.
Clyde S. McGregor, CFA	15%	All sizes, but mostly large- and	Value
Harris Associates L.P.		mid-sized companies

William C. Nygren, CFA	15%	Mostly large and mid-sized	Value
Harris Associates L.P.		companies

Scott Moore, CFA	15%	All sizes	Value
Chaud Baumler, CFA
Nuance Investments, LLC
A. Michael Sramek, CFA	25%	All sizes, but mostly large- and	Growth
Sands Capital Management, LLC		mid-size companies

Please keep this Supplement with your Prospectus and Statement of Additional Information.

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